PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 136,070	$ 128,737
Less: Accumulated depreciation and impairment	(55,860)	(48,208)
Property, plant and equipment, net	80,210	80,529
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	72,257	70,029
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,070	10,892
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,892	10,004
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,717	4,378
Electronic and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31,310	29,321
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,824	$ 4,113